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                          STREETTRACKS(R) SERIES TRUST

                         SPDR(R) AEROSPACE & DEFENSE ETF
                       SPDR(R) BUILDING & CONSTRUCTION ETF
                          SPDR(R) COMPUTER HARDWARE ETF
                          SPDR(R) COMPUTER SOFTWARE ETF
                        SPDR(R) HEALTH CARE EQUIPMENT ETF
                        SPDR(R) HEALTH CARE SERVICES ETF
                            SPDR(R) LEISURE TIME ETF
                     SPDR(R) OUTSOURCING & IT CONSULTING ETF
                               SPDR(R) TELECOM ETF
                           SPDR(R) TRANSPORTATION ETF
                    STREETTRACKS(R) KBW MORTGAGE FINANCE ETF

      SUPPLEMENT DATED JUNE 14, 2006 TO THE PROSPECTUS DATED JUNE 12, 2006

The above-listed Funds are not yet in operation and thus are not offered by the Prospectus.